THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS

                   APRIL 1, 2008, AS SUPPLEMENTED MAY 6, 2008


                          FROST CORE GROWTH EQUITY FUND
                        FROST DIVIDEND VALUE EQUITY FUND
                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
                     FROST HOOVER SMALL-MID CAP EQUITY FUND
                         FROST INTERNATIONAL EQUITY FUND
                          FROST LOW DURATION BOND FUND
                          FROST TOTAL RETURN BOND FUND
                            FROST MUNICIPAL BOND FUND
                     FROST LOW DURATION MUNICIPAL BOND FUND
                     FROST KEMPNER TREASURY AND INCOME FUND
                        FROST LKCM MULTI-CAP EQUITY FUND
                      FROST LKCM SMALL-MID CAP EQUITY FUND


                                 CLASS A SHARES

                               INVESTMENT ADVISER:
                         FROST INVESTMENT ADVISORS, LLC

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


The Frost Core Growth Equity Fund, the Frost Dividend Value Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost International Equity Fund, the Frost Low Duration Bond Fund, the Frost Total Return Bond Fund, the Frost Municipal Bond Fund, the Frost Low Duration Municipal Bond Fund, the Frost Kempner Treasury and Income Fund, the Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund (each, a "Fund," and collectively, the "Funds") are each a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios each have individual investment goals and strategies. This prospectus gives you important information about Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:


                                                                            PAGE
   FROST CORE GROWTH EQUITY FUND
        FUND INVESTMENT OBJECTIVE .......................................    1
        PRINCIPAL INVESTMENT STRATEGIES..................................    1
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................    2
        PERFORMANCE INFORMATION..........................................    3
        FUND FEES AND EXPENSES...........................................    5
   FROST DIVIDEND VALUE EQUITY FUND
        FUND INVESTMENT OBJECTIVE .......................................    7
        PRINCIPAL INVESTMENT STRATEGIES..................................    7
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................    7
        PERFORMANCE INFORMATION..........................................    8
        FUND FEES AND EXPENSES...........................................   11
   FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
        FUND INVESTMENT OBJECTIVE .......................................   13
        PRINCIPAL INVESTMENT STRATEGIES..................................   13
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   13
        PERFORMANCE INFORMATION..........................................   14
        FUND FEES AND EXPENSES...........................................   17
   FROST HOOVER SMALL-MID CAP EQUITY FUND
        FUND INVESTMENT OBJECTIVE .......................................   19
        PRINCIPAL INVESTMENT STRATEGIES..................................   19
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   20
        PERFORMANCE INFORMATION..........................................   20
        FUND FEES AND EXPENSES...........................................   23
   FROST INTERNATIONAL EQUITY FUND
        FUND INVESTMENT OBJECTIVE .......................................   25
        PRINCIPAL INVESTMENT STRATEGIES..................................   25
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   30
        PERFORMANCE INFORMATION..........................................   32
        FUND FEES AND EXPENSES...........................................   34
   FROST LOW DURATION BOND FUND
        FUND INVESTMENT OBJECTIVE .......................................   36
        PRINCIPAL INVESTMENT STRATEGIES..................................   36
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   36

        PERFORMANCE INFORMATION..........................................   38
        FUND FEES AND EXPENSES...........................................   40
   FROST TOTAL RETURN BOND FUND
        FUND INVESTMENT OBJECTIVE .......................................   42
        PRINCIPAL INVESTMENT STRATEGIES..................................   42
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   42
        PERFORMANCE INFORMATION..........................................   43
        FUND FEES AND EXPENSES...........................................   46
   FROST MUNICIPAL BOND FUND
        FUND INVESTMENT OBJECTIVE .......................................   48
        PRINCIPAL INVESTMENT STRATEGIES..................................   48
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   48
        PERFORMANCE INFORMATION..........................................   50
        FUND FEES AND EXPENSES...........................................   52
   FROST LOW DURATION MUNICIPAL BOND FUND
        FUND INVESTMENT OBJECTIVE .......................................   54
        PRINCIPAL INVESTMENT STRATEGIES..................................   54
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   54
        PERFORMANCE INFORMATION..........................................   56
        FUND FEES AND EXPENSES...........................................   58
   FROST KEMPNER TREASURY AND INCOME FUND
        FUND INVESTMENT OBJECTIVE .......................................   60
        PRINCIPAL INVESTMENT STRATEGIES..................................   60
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   60
        PERFORMANCE INFORMATION..........................................   61
        FUND FEES AND EXPENSES...........................................   64
   FROST LKCM MULTI-CAP EQUITY FUND
        FUND INVESTMENT OBJECTIVE .......................................   66
        PRINCIPAL INVESTMENT STRATEGIES..................................   66
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   66
        PERFORMANCE INFORMATION..........................................   67
        FUND FEES AND EXPENSES...........................................   69
   FROST LKCM SMALL-MID CAP EQUITY FUND
        FUND INVESTMENT OBJECTIVE .......................................   71
        PRINCIPAL INVESTMENT STRATEGIES..................................   71
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   71
        PERFORMANCE INFORMATION..........................................   72
        FUND FEES AND EXPENSES...........................................   73
   MORE INFORMATION ABOUT RISK...........................................   75
   MORE INFORMATION ABOUT FUND INVESTMENTS...............................   76
   INFORMATION ABOUT PORTFOLIO HOLDINGS..................................   76
   INVESTMENT ADVISER....................................................   76
   SUB-ADVISERS..........................................................   78
   PURCHASING, SELLING AND EXCHANGING FUND SHARES........................   81
   SALES CHARGES.........................................................   85
   DISTRIBUTIONS AND SHAREHOLDER SERVICING ARRANGEMENTS..................   91
   PAYMENTS TO FINANCIAL INTERMEDIARIES..................................   91
   OTHER POLICIES........................................................   92
   DIVIDENDS AND DISTRIBUTIONS...........................................   95
   TAXES.................................................................   95
   HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS.................. Back Cover

                          FROST CORE GROWTH EQUITY FUND

FUND INVESTMENT OBJECTIVE

The Frost Core Growth Equity Fund (the "Fund") seeks to achieve long-term capital appreciation. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund intends to invest in companies that Frost Investment Advisors, LLC (the "Adviser") believes will have growing revenues and earnings. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser performs in-depth analyses of company fundamentals and industry dynamics to identify companies displaying strong earnings and revenue growth relative to the overall market or relative to their peer group, improving returns on equity and a sustainable competitive advantage.

The Adviser focuses on a number of factors to assess the growth potential of individual companies, such as:

      o     Historical and expected organic revenue growth rates;

      o     Historical and expected earnings growth rates;

      o     Signs of accelerating growth potential;

      o     Positive earnings revisions;

      o     Earnings momentum;

      o     Improving margin and return on equity trends; and

      o     Positive price momentum.

When an attractive growth opportunity is identified, the Adviser seeks to independently develop an intrinsic valuation for the stock. The Adviser believes that the value of a company is determined by discounting the company's future cash flows or earnings. Valuation factors considered in identifying securities for the Fund's portfolio include:

      o     Price/earnings ratio;

      o     Price/sales ratio;

      o     Price/earnings to growth ratio;

      o Enterprise value/earnings before interest, taxes, depreciation and amortization;


      o     Enterprise value/sales;


      o     Price/cash flow;

      o     Balance sheet strength; and

      o     Returns on equity and returns on invested capital.

The Adviser also seeks to understand a firm's competitive position and the industry dynamics in which the firm operates. The Adviser assesses industry growth potential, market share opportunities, cyclicality and pricing power. Further analysis focuses on corporate governance and management's ability to create value for shareholders.

The Adviser augments its independent fundamental research process with quantitative screens and models. The models are derived from proprietary research or securities industry research studies and score companies based upon a number of fundamental factors. The Adviser uses quantitative analysis to provide an additional layer of objectivity, discipline and consistency to its equity research process. This quantitative analysis complements the fundamental analyses that the Adviser conducts on companies during its stock selection process.


The Fund seeks to buy and hold securities for the long term and seeks to keep portfolio turnover to a minimum. However, the Adviser may sell a security if its price exceeds the Adviser's assessment of its fair value or in response to a negative company event, a change in management, poor relative price performance, achieved fair valuation, or a deterioration in a company's business prospects, performance or financial strength.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

GROWTH STYLE RISK- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year. The information presented in the bar chart has been adjusted to reflect the Distribution (12b-1) Fees applicable to Class A Shares.


                                  2003                        24.30%
                                  2004                         7.73%
                                  2005                         3.94%
                                  2006                         9.65%
                                  2007                        11.91%

                               BEST QUARTER                WORST QUARTER
                                  14.01%                      (5.02)%
                                (06/30/03)                   (03/31/03)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE S&P 500/CITIGROUP GROWTH INDEX. THE INFORMATION IN THE TABLE HAS BEEN ADJUSTED TO REFLECT THE DISTRIBUTION (12B-1) FEES AND THE MAXIMUM SALES CHARGE (LOAD) APPLICABLE TO CLASS A SHARES.

                                                          1 YEAR        5 YEARS       SINCE PERFORMANCE START DATE**
---------------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                   5.47%        10.05%                 4.84%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                 N/A           N/A                   N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF        N/A           N/A                   N/A
FUND SHARES ***
S&P 500/CITIGROUP GROWTH INDEX RETURN                      9.13%        10.74%                 6.19%
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Fund's benchmark index is the S&P 500/Citigroup Growth Index. The S&P 500/Citigroup Growth Index, along with its counterpart, the S&P 500/Citigroup Value Index, were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Growth and Value Indexes respectively. These indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. The S&P 500/Citigroup Growth Index is defined by its relationship to the S&P 500 Index.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P Index 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large-cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor's. The S&P 500 Index is a market-value weighted index - each stock's weight in the index is proportionate to its market value.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


-------------------------------------------------------------------------------------------------------------------
                                                                                                    CLASS A SHARES
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                     5.75%*
-------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                 None
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a                 None
percentage of offering price)
-------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                                      None
-------------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-------------------------------------------------------------------------------------------------------------------
                                                                                                    CLASS A SHARES
-------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                  0.80%
-------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                 0.25%
-------------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                           0.18%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                                    1.23%
-------------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Class A Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.15%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.50% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 1.08%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.50% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.15%.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                        $693                        $943
                      ------------------------------------

                        FROST DIVIDEND VALUE EQUITY FUND

FUND INVESTMENT OBJECTIVES

The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that pay, or are expected to pay, dividends. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 30% of the Fund's assets.

The Adviser seeks to identify and invest in companies that are selling at a discount to their intrinsic value, have a dividend that is growing at least as fast as inflation and whose yield is greater than the market or its sector average. The Adviser considers dividends to be a significant component of total long-term equity returns and believes that the intrinsic value of a company is the present value of its cash flows or earnings. To analyze a firm's future cash flows and its sustainability, the Adviser analyzes a firm's dividend history, its competitive position and the industry dynamics in which the firm operates.


The Adviser employs both quantitative and qualitative analyses to select companies that have capital appreciation and dividend growth potential, with a focus on the following stock characteristics:


      o Attractive valuation based on intrinsic, absolute and relative value;


      o     Dividend yields greater than the market or their sector;


      o History of growing dividends with the likelihood of sustainable growth of dividends;


      o Attractive business models that generate the necessary cash flow to cover and sustain the dividend and its growth; and

      o     Sound balance sheets.


The Adviser seeks to manage the Fund in a tax-efficient manner by having low portfolio turnover. The Adviser has disciplines in place that serve as sell signals, such as if the price of the security exceeds the Adviser's assessment of its fair value or in response to dividend yield declining below the Adviser's yield objective, a negative company event, a change in management, poor relative price performance, or a deterioration in a company's business prospects, performance or financial strength.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


INVESTMENT STYLE RISK - The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year. The information presented in the bar chart has been adjusted to reflect the Distribution (12b-1) Fees applicable to Class A Shares.

                             2003                    21.02%
                             2004                    13.83%
                             2005                     8.95%
                             2006                    21.47%
                             2007                     9.35%

                         BEST QUARTER             WORST QUARTER
                            13.12%                    (5.36)%
                          (06/30/03)                (03/31/03)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE S&P 500/CITIGROUP VALUE INDEX. THE INFORMATION IN THE TABLE HAS BEEN ADJUSTED TO REFLECT THE DISTRIBUTION (12B-1) FEES AND THE MAXIMUM SALES CHARGE (LOAD) APPLICABLE TO CLASS A SHARES.

                                                           1 YEAR    5 YEARS    SINCE PERFORMANCE START DATE**
--------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                    3.06%     13.50%               8.00%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                  N/A        N/A                 N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF         N/A        N/A                 N/A
FUND SHARES ***
S&P 500/CITIGROUP VALUE INDEX RETURN                        1.99%     14.97%               9.41%
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Fund's benchmark index is the S&P 500/Citigroup Value Index. The S&P 500/Citigroup Value Index, along with its counterpart, the S&P 500/Citigroup Growth Index, were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Value and Growth Indexes respectively. These indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. The S&P 500/Citigroup Value Index is defined by its relationship to the S&P 500 Index.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large-cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor's. The S&P 500 Index is a market-value weighted index - each stock's weight in the index is proportionate to its market value.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


-----------------------------------------------------------------------------------------------------------
                                                                                            CLASS A SHARES
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            5.75%*
-----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                        None
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a        None
percentage of offering price)
-----------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                             None
-----------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-----------------------------------------------------------------------------------------------------------
                                                                                            CLASS A SHARES
-----------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                        0.80%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                       0.25%
-----------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                 0.19%
-----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                          1.24%
-----------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Class A Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.15%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.50% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 1.09%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.50% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.15%.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                           --------------------------
                            1 YEAR           3 YEARS
                           --------------------------
                             $694              $946
                           --------------------------

                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND


FUND INVESTMENT OBJECTIVE


The Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. The Fund may change its investment objective without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs").


In selecting securities for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc., ("KCM") utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. The securities purchased are frequently out of favor with or have been ignored by the investment community market and thus provide the opportunity to purchase at prices significantly below their true value. KCM analyzes securities on an individual, bottom-up basis, to determine which securities can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.


KCM selects securities for the Fund's portfolio based on individual stocks rather than on industries or industry groups. KCM screens a universe of approximately 7,500 stocks to find companies which meet most of its criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple and price less than or equal to 20% above the 52-week low. A dividend yield is required. KCM considers it unrealistic for it to be able to purchase a stock at its bottom, and as a result, KCM purchases securities for the Fund's portfolio gradually, averaging down. KCM also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, KCM seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


INVESTMENT STYLE RISK - The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of one or more broad-based securities market indexes. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year. The information presented in the bar chart has been adjusted to reflect the Distribution (12b-1) Fees applicable to Class A Shares.

                            2003              25.53%
                            2004              13.92%
                            2005               0.95%
                            2006              15.27%
                            2007              (3.19)%

                      BEST QUARTER          WORST QUARTER
                         16.21%                (9.43)%
                       (06/30/03)            (12/31/07)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by KCM (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is July 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE S&P 500/CITIGROUP VALUE INDEX AND THE LIPPER MULTI-CAP VALUE FUNDS INDEX. THE INFORMATION IN THE TABLE HAS BEEN ADJUSTED TO REFLECT THE DISTRIBUTION (12B-1) FEES AND THE MAXIMUM SALES CHARGE (LOAD) APPLICABLE TO CLASS A SHARES.

                                                                        1 YEAR     5 YEARS   SINCE PERFORMANCE START DATE**
---------------------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                                (8.76)%     8.77%                  7.16%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                               N/A        N/A                    N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ***      N/A        N/A                    N/A
S&P 500/CITIGROUP VALUE INDEX RETURN (REFLECTS NO                        1.99%     14.97%                 10.76%
DEDUCTION FOR FEES, EXPENSES, OR TAXES)
LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS                      1.04%     13.45%                 11.94%
NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is July 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Fund's benchmark index is the S&P 500/Citigroup Value Index. The S&P 500/Citigroup Value Index, along with its counterpart the S&P 500/Citigroup Growth Index, were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Value and Growth Indexes respectively. These indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. The S&P 500/Citigroup Value Index is defined by its relationship to the S&P 500 Index.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large-cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor's. The S&P 500 Index is a market-value weighted index - each stock's weight in the index is proportionate to its market value.

Additionally the Fund may be compared to the Lipper Multi-Cap Value Funds Index, which includes the 30 largest multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


---------------------------------------------------------------------------------------------
                                                                               CLASS A SHARES
---------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of                5.75%*
offering price)
---------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)           None
---------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other               None
Distributions (as a percentage of offering price)
---------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                None
---------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


---------------------------------------------------------------------------------------------
                                                                               CLASS A SHARES
---------------------------------------------------------------------------------------------
Investment Advisory Fees                                                            0.59%
---------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                           0.25%
---------------------------------------------------------------------------------------------
Other Expenses*                                                                     0.19%
---------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                              1.03%
---------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.30% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.30% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                        -------------------------------
                        1 YEAR                  3 YEARS
                        -------------------------------
                         $674                    $884
                        -------------------------------

                     FROST HOOVER SMALL-MID CAP EQUITY FUND


FUND INVESTMENT OBJECTIVE


The Frost Hoover Small-Mid Cap Equity Fund (the "Fund") seeks to maximize total return. The Fund may change its investment objective without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small- and mid-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund considers small- and mid-capitalization companies to be those companies with total market capitalizations between $1 billion and $10 billion at the time of initial purchase.

The Fund intends to invest in companies that the Fund's sub-adviser, Hoover Investment Management Co., LLC ("Hoover") believes are undervalued, profitable, and capable of generating significant cash flow. Hoover looks for companies with attractive valuations that are temporarily going unnoticed by investors, but which it believes will ultimately experience positive changes in revenues, gross operating margins or financial structure. In particular, Hoover seeks to identify companies that are not currently in favor with Wall Street and possess a catalyst for growth. Moreover, Hoover will focus on securities of companies displaying the following characteristics:


      o     Dominance in a specific industry;

      o     Well-defined growth strategies;

      o     Financial strength; and

      o     Experienced management.

In addition to company specific research, Hoover also performs top-down industry analyses to determine out-of-favor and overlooked industries that are experiencing positive changes, thereby accelerating the prospects for companies in those industries. Hoover also analyzes long-term societal trends to identify potential investments and confirm that current investments are likely to benefit from market conditions.


Hoover's ultimate purchase decisions are based on the following three factors: whether a company is a high quality business; whether a security can be purchased at a compelling value; and whether a company possesses a catalyst which will propel both earnings acceleration and market recognition in the next 18 months.

The Fund is not required to dispose of a security simply because the issuing company is no longer within the capitalization range. However, it may sell stocks for the following reasons:


      o     The stock reaches the target price set by Hoover;

      o     The stock reaches overvaluation as determined by Hoover;

      o     The fundamentals of the stock have deteriorated; or

      o     A more attractively valued alternative is available for purchase.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year. The information presented in the bar chart has been adjusted to reflect the Distribution (12b-1) Fees applicable to Class A Shares.

                           2003               32.77%
                           2004               20.34%
                           2005                8.11%
                           2006                8.99%
                           2007                7.77%

                       BEST QUARTER        WORST QUARTER
                          14.77%              (8.51)%
                        (06/30/03)          (06/30/06)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by Hoover (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE RUSSELL 2500 INDEX. THE INFORMATION IN THE TABLE HAS BEEN ADJUSTED TO REFLECT THE DISTRIBUTION (12B-1) FEES AND THE MAXIMUM SALES CHARGE (LOAD) APPLICABLE TO CLASS A SHARES.

                                                           1 YEAR     5 YEARS   SINCE PERFORMANCE START DATE**
--------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                    1.58%      13.91%                8.66%
FUND RETURN AFTER TAXES ON                                   N/A         N/A                  N/A
DISTRIBUTIONS***
FUND RETURN AFTER TAXES ON DISTRIBUTIONS                     N/A         N/A                  N/A
AND SALE OF FUND SHARES ***
RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR        1.38%      16.99%               11.02%
FEES, EXPENSES, OR TAXES)


* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2500 Index is a broad-based securities index featuring 2,500 stocks that cover the small-cap and mid-cap market capitalizations. The Russell 2500 Index is a market cap weighted index that includes the smallest 2,500 companies in the Russell 3000 universe of the United States based listed equities.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


------------------------------------------------------------------------------------------
                                                                            CLASS A SHARES
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of             5.75%*
offering price)
------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)        None
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other            None
Distributions (as a percentage of offering price)
------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**             None
------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------------------------------------
                                                                            CLASS A SHARES
------------------------------------------------------------------------------------------
Investment Advisory Fees*                                                       0.99%
------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                       0.25%
------------------------------------------------------------------------------------------
Other Expenses**                                                                0.22%
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses***                                         1.46%
------------------------------------------------------------------------------------------

* The Fund pays the Adviser compensation at an annual rate as follows: 1.00% on the first $100 million of average daily net assets and 0.85% on average daily net assets in excess of $100 million.

** Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.

*** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.80% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.80% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                         ------------------------------
                         1 YEAR                 3 YEARS
                         ------------------------------
                          $715                   $1,010
                         ------------------------------

                         FROST INTERNATIONAL EQUITY FUND

FUND INVESTMENT OBJECTIVE

The Frost International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation and current income. The Fund may change its investment objectives without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of non-U.S. issuers. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").


The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-adviser, Thornburg Investment Management Inc. ("Thornburg"). Thornburg intends to invest on an opportunistic basis when it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that, in Thornburg's opinion, provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be undervalued or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size.


Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and quality. The Fund evaluates currency risk on a stock-by-stock basis. The Fund will hedge currency exposure utilizing forward contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when we perceive currency risk to be high.


Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of Thornburg's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund's portfolio are:


      o     price/earnings ratio

      o     price/book value

      o     price/cash flow ratio

      o     debt/capital ratio

      o     dividend yield

      o     security and consistency of revenue stream

      o     undervalued assets

      o     relative earnings growth potential

      o     industry growth potential

      o     industry leadership

      o     dividend growth potential

      o     franchise value


      o     potential for favorable developments


      The Fund typically makes equity investments in the following three types of companies:

      o BASIC VALUE companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

      o CONSISTENT EARNER companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

      o EMERGING FRANCHISES are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions, the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


When the Fund invests in foreign fixed income securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

EMERGING MARKET SECURITIES RISK - Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S.

securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK - Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.


Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.


INVESTMENT STYLE RISK - The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If Thornburg's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of one or more broad-based securities market indexes. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year. The information presented in the bar chart has been adjusted to reflect the Distribution (12b-1) Fees applicable to Class A Shares.

                            2003             29.63%
                            2004             20.08%
                            2005             17.00%
                            2006             25.00%
                            2007             27.10%

                        BEST QUARTER     WORST QUARTER
                           16.72%            (8.37)%
                         (06/30/03)        (03/31/03)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by Thornburg and INVESCO Global Asset Management N.A. (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD EX- US INDEX ("MSCI ACWI EX-US") AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST INDEX ("MSCI EAFE"). THE INFORMATION IN THE TABLE HAS BEEN ADJUSTED TO REFLECT THE DISTRIBUTION (12B-1) FEES AND THE MAXIMUM SALES CHARGE (LOAD) APPLICABLE TO CLASS A SHARES.

                                               1 YEAR   5 YEARS    SINCE PERFORMANCE START DATE**
-------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                       19.79%    22.28%             15.43%
FUND RETURN AFTER TAXES ON                       N/A       N/A                N/A
DISTRIBUTIONS***
FUND RETURN AFTER TAXES ON DISTRIBUTIONS         N/A       N/A                N/A
AND SALE OF FUND SHARES ***
MSCI ACWI EX-US INDEX RETURN (REFLECTS         16.66%    24.02%             17.11%
NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
MSCI EAFE INDEX RETURN (REFLECTS NO            11.17%    21.59%             14.97%
DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley Capital International All Country World ex-US Index is a market capitalization weighted index composed of approximately 2,000 companies, and is representative of the market structure of 47 developed and emerging market countries in North and South America, Europe, Africa, and the Pacific Rim, excluding securities of United States' issuers. The Morgan Stanley Capital International Europe, Australasia, Far East Index is an unmanaged index that shows arithmetic, market value-weighted averages of the performance of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. It is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas developed markets on a U.S. dollar adjusted basis.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


-----------------------------------------------------------------------------------------------------------------
                                                                                                   CLASS A SHARES
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   5.75%*
-----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a              None
percentage of offering price)
-----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                                   2.00%
-----------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."

**    Redemption fee is assessed on redemptions of shares that have been held for less than 30 days. In addition, proceeds wired to your bank account may be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-----------------------------------------------------------------------------------------------------------------
                                                                                                   CLASS A SHARES
-----------------------------------------------------------------------------------------------------------------
Investment Advisory Fees*                                                                              0.92%
-----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                              0.25%
-----------------------------------------------------------------------------------------------------------------
Other Expenses**                                                                                       0.23%
-----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses***                                                                1.40%
-----------------------------------------------------------------------------------------------------------------

* The Fund pays the Adviser compensation at an annual rate as follows: 0.95% on the first $150 million of average daily net assets and 0.90% on average daily net assets in excess of $150 million.

** Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.

*** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.70% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.70% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions.

Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      -----------------------------------
                      1 YEAR                      3 YEARS
                      -----------------------------------
                       $709                         $993
                      -----------------------------------

                          FROST LOW DURATION BOND FUND

FUND INVESTMENT OBJECTIVE

The Frost Low Duration Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


This investment strategy may not be changed without 60 days' prior notice to shareholders. Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities. The Fund's emphasis is on total return with low volatility by investing primarily in shorter-term investment grade securities. Short-term bonds are considered more stable than longer-maturity bonds, but less stable than money market securities.

To achieve its objective, the Fund invests in a diversified mix of taxable fixed income securities. The Adviser actively manages the maturity of the Fund and purchases securities which will, on average, mature in less than 5 years. The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus one year of the Lehman U.S. 1-5 Year Government Credit Index duration. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve position; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; and, to a lesser extent, residential and commercial mortgage-backed securities. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


MUNICIPAL ISSUERS RISK - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.


Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.


Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.


Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year. The information presented in the bar chart has been adjusted to reflect the Distribution (12b-1) Fees applicable to Class A Shares.

                          2003                   1.56%
                          2004                  (0.10)%
                          2005                   0.27%
                          2006                   2.94%
                          2007                   5.85%

                       BEST QUARTER          WORST QUARTER
                          2.35%                 (1.96)%
                       (12/31/07)             (06/30/04)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE LEHMAN U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX. THE INFORMATION IN THE TABLE HAS BEEN ADJUSTED TO REFLECT THE DISTRIBUTION (12B-1) FEES AND THE MAXIMUM SALES CHARGE (LOAD) APPLICABLE TO CLASS A SHARES.

                                                       1 YEAR        5 YEARS        SINCE PERFORMANCE START DATE**
-------------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                2.67%         1.48%                    2.22%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***              N/A           N/A                      N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS                 N/A           N/A                      N/A
AND SALE OF FUND SHARES ***
LEHMAN U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX            7.27%         3.61%                    4.28%
RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES,
OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman U.S. 1-5 Year Government Credit Index is comprised of Treasuries (i.e., public obligations of the U.S. Treasury), Government-Related issues (i.e., agency, sovereign, supranational, and local authority debt), and U.S. dollar corporate securities, that have remaining maturities of more than one year but less than five years.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


--------------------------------------------------------------------------------------------------------------
                                                                                               CLASS A SHARES
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                3.00%*
--------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                           None
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a           None
percentage of offering price)
--------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                                None
--------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


--------------------------------------------------------------------------------------------------------------
                                                                                               CLASS A SHARES
--------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                            0.50%
--------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                           0.25%
--------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                     0.21%
--------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                              0.96%
--------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Class A Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.20%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.20% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 0.76%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.20% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.20%.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions.

Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                         $395                       $597
                      ------------------------------------

                          FROST TOTAL RETURN BOND FUND

FUND INVESTMENT OBJECTIVE

The Frost Total Return Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. This investment strategy may not be changed without 60 days' prior notice to shareholders.

The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus three years of the Fund benchmark's duration. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; collateralized mortgage obligations ("CMO's") and residential and commercial mortgage-backed securities. The Fund's fixed income investments focus primarily on investment grade securities (rated in one of the four highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.


Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.


Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as

Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year. The information presented in the bar chart has been adjusted to reflect the Distribution (12b-1) Fees applicable to Class A Shares.

                             2003                    2.51%
                             2004                    2.58%
                             2005                    2.26%
                             2006                    3.30%
                             2007                    5.35%

                         BEST QUARTER             WORST QUARTER
                             3.55%                   (3.53)%
                          (09/30/06)               (06/30/04)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE LEHMAN U.S. AGGREGATE INDEX. THE INFORMATION IN THE TABLE HAS BEEN ADJUSTED TO REFLECT THE DISTRIBUTION (12B-1) FEES AND THE MAXIMUM SALES CHARGE (LOAD) APPLICABLE TO CLASS A SHARES.

                                                           1 YEAR    5 YEARS    SINCE PERFORMANCE START DATE**
--------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                    0.61%      2.28%               3.58%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                  N/A        N/A                 N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF         N/A        N/A                 N/A
FUND SHARES ***
LEHMAN U.S. AGGREGATE INDEX RETURN (REFLECTS NO             6.96%      4.42%               5.24%
DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman U.S. Aggregate Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


---------------------------------------------------------------------------------------------------------------
                                                                                                CLASS A SHARES
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                 4.50%*
---------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                            None
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a            None
percentage of offering price)
---------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                                 None
---------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


---------------------------------------------------------------------------------------------------------------
                                                                                                CLASS A SHARES
---------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                             0.50%
---------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                            0.25%
---------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                      0.19%
---------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                               0.94%
---------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Class A Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.10%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.20% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 0.84%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.20% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.10%.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                         $542                      $736
                      ------------------------------------

                            FROST MUNICIPAL BOND FUND

FUND INVESTMENT OBJECTIVE

The Frost Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment strategy may not be changed without shareholder approval. The Fund may invest more than 25% of its total net assets in bonds of issuers in Texas.

The Adviser considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over- or under-weight a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Lehman Municipal Bond Index. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning, with a typical range of three years; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.


Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.


STATE-SPECIFIC RISK - The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.


INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.


Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.


Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.


Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year. The information presented in the bar chart has been adjusted to reflect the Distribution (12b-1) Fees applicable to Class A Shares.

                             2003                    3.12%
                             2004                    1.39%
                             2005                    0.56%
                             2006                    2.48%
                             2007                    3.37%

                         BEST QUARTER             WORST QUARTER
                             2.86%                   (2.35)%
                          (09/30/06)               (06/30/04)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE LEHMAN MUNICIPAL BOND INDEX. THE INFORMATION IN THE TABLE HAS BEEN ADJUSTED TO REFLECT THE DISTRIBUTION (12B-1) FEES AND THE MAXIMUM SALES CHARGE (LOAD) APPLICABLE TO CLASS A SHARES.

                                                           1 YEAR    5 YEARS    SINCE PERFORMANCE START DATE**
--------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                  (1.29)%      1.27%               1.95%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                  N/A        N/A                 N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE            N/A        N/A                 N/A
OF FUND SHARES ***
LEHMAN MUNICIPAL BOND INDEX RETURN (REFLECTS NO             3.37%      4.30%               4.90%
DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Municipal Bond Index is a broad-based, total return index. The Index is comprised of 8,000 actual bonds. The bonds are all investment-grade, fixed-rate, long-term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the Index and weighted and updated monthly, with a one-month lag.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              4.50%*
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                         None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a         None
percentage of offering price)
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                              None
------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                           0.50%
------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                          0.25%
------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                    0.24%
------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                             0.99%
------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Class A Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.10%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.30% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 0.89%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.30% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.10%.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                        $546                        $751
                      ------------------------------------

                     FROST LOW DURATION MUNICIPAL BOND FUND

FUND INVESTMENT OBJECTIVE

The Frost Low Duration Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets, at the time of initial purchase, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment strategy may not be changed without shareholder approval.

The Fund primarily invests in securities that are of investment grade (rated in one of the four highest rating categories). The Fund may invest more than 25% of its total assets in bonds of issuers in Texas. The Adviser actively manages the portfolio, as well as the maturity of the Fund, and purchases securities which will, on average, mature in less than 5 years. The Fund tends to have an average duration within plus or minus one year of the Merrill Lynch 1-5 Year Municipal Bond Index. The Fund seeks to maintain a low duration, but may lengthen or shorten its duration within its target range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK - The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.


The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.


Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.


Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.


Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.


High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year. The information presented in the bar chart has been adjusted to reflect the Distribution (12b-1) Fees applicable to Class A Shares.

                             2005                    (0.67)%
                             2006                     1.53%
                             2007                     2.94%

                         BEST QUARTER             WORST QUARTER
                             1.44%                   (1.27)%
                          (09/30/06)               (03/31/05)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower.

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE MERRILL LYNCH 1-5 YEAR U.S. MUNICIPAL SECURITIES INDEX. THE INFORMATION IN THE TABLE HAS BEEN ADJUSTED TO REFLECT THE DISTRIBUTION (12B-1) FEES AND THE MAXIMUM SALES CHARGE
(LOAD) APPLICABLE TO CLASS A SHARES.

                                                           1 YEAR          SINCE INCEPTION**
---------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                    0.11%               0.26%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                  N/A                 N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE            N/A                 N/A
OF FUND SHARES ***
MERRILL LYNCH 1-5 YEAR U.S. MUNICIPAL SECURITIES            5.00%               2.97%
INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Inception Date is August 31, 2004.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year U.S. Municipal Securities Index is a subset of The Merrill Lynch U.S. Municipal Securities Index including all securities with a maturity greater than or equal to 1 year and less than 5 years. The Merrill Lynch U.S. Municipal Securities Index tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by a U.S. municipality in the U.S. domestic market.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              2.75%*
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                         None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a         None
percentage of offering price)
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                              None
------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                           0.50%
------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                          0.25%
------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                    0.38%
------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                             1.13%
------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Class A Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.20%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.40% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 0.93%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.40% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.20%.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions.

Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                        $387                        $624
                      ------------------------------------

                     FROST KEMPNER TREASURY AND INCOME FUND

FUND INVESTMENT OBJECTIVE

The Frost Kempner Treasury and Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in full faith and credit U.S. Treasury obligations. This investment policy can be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc. ("KCM"), tries to increase income without adding undue risk by analyzing yields. The Fund's investments include Treasury bonds, Treasury notes, Treasury Inflated Protection Securities and short-term U.S. government money market funds. In evaluating a security for the Fund's portfolio, KCM considers, among other factors, the security's interest rate, yield and maturity. KCM actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and KCM's outlook on the market.


The Fund may invest in full faith and credit money market instruments. The percentage of the Fund invested in such holdings varies depending on various factors, including market conditions. Consistent with preservation of capital, a larger percentage of the Fund's net assets may be invested in cash or money market instruments in order to provide capital and reduce the magnitude of loss in a period of falling market prices.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year. The information presented in the bar chart has been adjusted to reflect the Distribution (12b-1) Fees applicable to Class A Shares.

                             2007                    7.48%

                         BEST QUARTER             WORST QUARTER
                             3.51%                   (0.92)%
                          (09/30/07)               (06/30/07)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by KCM (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is November 30, 2006 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE LEHMAN BROTHERS TREASURY BOND INDEX. THE INFORMATION IN THE TABLE HAS BEEN ADJUSTED TO REFLECT THE DISTRIBUTION (12B-1) FEES AND THE MAXIMUM SALES CHARGE (LOAD) APPLICABLE TO CLASS A SHARES.

                                                                      1 YEAR    SINCE PERFORMANCE START DATE**
--------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                               4.26%                 2.29%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                             N/A                   N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                    N/A                   N/A
FUND SHARES ***
LEHMAN BROTHERS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION      9.01%                 7.46%
FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is November 30, 2006.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Treasury Bond Index is composed of all U.S. Treasury publicly issued obligations. It includes only notes and bonds with a minimum outstanding principal amount of $50 million and a minimum maturity of one year. Flower bonds are excluded. Total return consists of price appreciation/depreciation plus income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              3.00%*
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                         None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a         None
percentage of offering price)
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                              None
------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                          0.35%
------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                         0.25%
------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                   0.40%
------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                            1.00%
------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.30% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.30% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                      1 YEAR                      3 YEARS
                      ------------------------------------
                        $399                        $609
                      ------------------------------------

                        FROST LKCM MULTI-CAP EQUITY FUND


FUND INVESTMENT OBJECTIVE


The Frost LKCM Multi-Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation. The Fund may change its investment objective without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. This investment strategy may not be changed without 60 days' prior notice to shareholders. The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. The Fund may invest in companies of all market capitalizations.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings, above-average returns on shareholders' equity, underleveraged balanced sheets and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:


      o     Consistently high profitability;

      o     Strong balance sheets;

      o     Competitive advantages;

      o     High and/or improving financial returns;


      o     Free cash flow;

      o     Reinvestment opportunities; and

      o     Prominent market share positions.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through purchasing ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year. The information presented in the bar chart has been adjusted to reflect the Distribution (12b-1) Fees applicable to Class A Shares.

                             2003                    23.04%
                             2004                     3.62%
                             2005                     3.18%
                             2006                    10.50%
                             2007                     6.73%

                         BEST QUARTER             WORST QUARTER
                            13.34%                   (3.73)%
                          (06/30/03)               (09/30/04)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by LKCM (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is July 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE S&P 500 INDEX. THE INFORMATION IN THE TABLE HAS BEEN ADJUSTED TO REFLECT THE DISTRIBUTION (12B-1) FEES AND THE MAXIMUM SALES CHARGE (LOAD) APPLICABLE TO CLASS A SHARES.

                                                           1 YEAR    5 YEARS    SINCE PERFORMANCE START DATE**
--------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                    0.59%      7.95%               6.66%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                  N/A        N/A                 N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF         N/A        N/A                 N/A
FUND SHARES ***
S&P 500 INDEX RETURN (REFLECTS NO DEDUCTION FOR             5.49%     12.83%              11.21%
FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is July 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Standard & Poor's 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The Index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, taxes, brokerage commissions, or other expenses of investing.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              5.75%*
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                         None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a         None
percentage of offering price)
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                              None
------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                          0.75%
------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                         0.25%
------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                   0.33%
------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                            1.33%
------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.60% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.60% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                        $703                        $972
                      ------------------------------------

                      FROST LKCM SMALL-MID CAP EQUITY FUND


FUND INVESTMENT OBJECTIVE


The Frost LKCM Small-Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation. The Fund may change its investment objective without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small- and mid-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund considers small- and mid-capitalization companies to be those companies with total market capitalizations between $1 billion and $7 billion at the time of initial purchase. The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:


      o     Consistently high profitability;

      o     Strong balance sheets;

      o     Competitive advantages;

      o     High and/or improving financial returns;


      o     Free cash flow;

      o     Reinvestment opportunities; and

      o     Prominent market share positions.

The Fund does not sell stocks simply because they are no longer within LKCM's capitalization range used for the initial purchase.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


PERFORMANCE INFORMATION


The Fund is new and, therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              5.75%*
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                         None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a         None
percentage of offering price)
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                              None
------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                          0.90%
------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                         0.25%
------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                   0.63%
------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                            1.78%
------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.80% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.80% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                        $745                      $1,103
                      ------------------------------------

MORE INFORMATION ABOUT RISK

The Funds are mutual funds. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Funds have investment goals and strategies for reaching these goals. The Funds' investment managers invest each Fund's assets in a way that they believe will help each Fund achieve its goals. Still, investing in the Funds involves risk and there is no guarantee that any Fund will achieve its goals. The judgments of the Funds' investment managers about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job a Fund's investment managers do, you could lose money on your investment in a Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities in which the Funds invest include public and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK-- The market value of the Funds' fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.


FOREIGN SECURITY RISK - The Funds' investments in securities of foreign companies (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS


The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If a Fund invests in this manner, it may not achieve its investment objective. The Funds will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for the Fund to achieve its investment objective.


This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Funds also may use other strategies and engage in other investment practices that are not part of their principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information, see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the Statement of Additional Information.

INVESTMENT ADVISER


Frost Investment Advisors, LLC, a Delaware limited liability corporation formed in 2007, serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of The Frost National Bank. The Adviser's principal place of business is located at 100 West Houston Street, 15th Floor Tower, San Antonio, Texas, 78205. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis. As of April 1, 2008, the Adviser had approximately $1.4 billion in assets under management.

The Adviser oversees the sub-advisers to the Frost International Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost Kempner Treasury and Income Fund, the Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Fund (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") to ensure their compliance with the investment policies and guidelines of these Funds, and monitors each Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Advisers out of the advisory fee it receives from the Funds.

The Board of Trustees of the Trust (the "Board") supervises the Adviser and the Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.


For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. For its services under the Sub-Advisory Agreements, each Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser. The Adviser has voluntarily agreed to reduce its investment advisory fees for certain Funds as set forth below ("Voluntary Fee Reduction"). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding certain levels as set forth below ("Expense Limitation"). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund Operating Expenses and the expense limitation set forth below to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to the Voluntary Fee Reduction. The table below shows the rate of each Fund's investment advisory fee before the Adviser's voluntary reduction, the rate of the Adviser's voluntary fee reduction, and the investment advisory fee after the Voluntary Fee Reduction and the Adviser's voluntary expense limitation for each Fund.

---------------------------------------------------------------------------------------------------------------------------------
                                             ADVISORY FEE BEFORE             ADVISER'S
                                             VOLUNTARY FEE                   VOLUNTARY FEE   ADVISORY FEE AFTER       EXPENSE
FUND                                         REDUCTION                       REDUCTION       FEE REDUCTION            LIMITATION
---------------------------------------------------------------------------------------------------------------------------------
Frost Core Growth Equity Fund                0.80%                           0.15%           0.65%                    1.50%
---------------------------------------------------------------------------------------------------------------------------------
Frost Dividend Value Equity Fund             0.80%                           0.15%           0.65%                    1.50%
---------------------------------------------------------------------------------------------------------------------------------
Frost Kempner Multi-Cap Deep                 0.59%                           None            0.59%                    1.30%
Value Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
Frost Hoover Small-Mid Cap Equity            1.00% for assets up to $100     None            1.00% for assets up      1.80%
                                             million                                         to $100 million
                                             0.85% for assets over $100                      0.85% for assets
                                             million                                         over $100 million
---------------------------------------------------------------------------------------------------------------------------------
Frost International Equity Fund              0.95% for assets up to $150     None            0.95% for assets up      1.70%
                                             million                                         to $150 million
                                             0.90% for assets over $150                      0.90% for assets
                                             million                                         over $150 million
---------------------------------------------------------------------------------------------------------------------------------
Frost Low Duration Bond Fund                 0.50%                           0.20%           0.30%                    1.20%
---------------------------------------------------------------------------------------------------------------------------------
Frost Total Return Bond Fund                 0.50%                           0.10%           0.40%                    1.20%
---------------------------------------------------------------------------------------------------------------------------------
Frost Municipal Bond Fund                    0.50%                           0.10%           0.40%                    1.30%
---------------------------------------------------------------------------------------------------------------------------------
Frost Low Duration Municipal Bond Fund       0.50%                           0.20%           0.30%                    1.40%
---------------------------------------------------------------------------------------------------------------------------------
Frost Kempner Treasury and Income Fund       0.35%                           None            0.35%                    1.30%
---------------------------------------------------------------------------------------------------------------------------------
Frost LKCM Multi-Cap Equity Fund             0.75%                           None            0.75%                    1.60%
---------------------------------------------------------------------------------------------------------------------------------
Frost LKCM Small- Mid Cap Equity Fund        0.90%                           None            0.90%                    1.80%
---------------------------------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGERS


Ted Davis is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund. Mr. Davis joined The Frost National Bank, the parent company of the Adviser, in 1997 and has over 45 years of investment experience. He received a BA in economics from the University of Connecticut and a MBA in finance from Golden Gate University.

John Lutz, CFA, is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund. Mr. Lutz joined The Frost National Bank, the parent company of the Adviser, in 1995 and has over 7 years of investment experience. He received a bachelor's degree in business administration from Texas A&M University and a master's degree in business administration from Our Lady of the Lake University.

Alan Tarver, CFA, is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund. Mr. Tarver joined The Frost National Bank, the parent company of the Adviser, in 2002 and has over 12 years of investment experience. He received a bachelor of arts degree in economics from the University of Texas at Austin, a master's of international management from Thunderbird and a master's of business administration in finance from Arizona State University.

C. Murray Fichtner is jointly and primarily responsible for the day-to-day management of the Frost Dividend Value Equity Fund. Mr. Fichtner joined The Frost National Bank, the parent company of the Adviser, in 1967 and has over 22 years of investment experience. He received a bachelor's of business administration degree from Texas A&M University.

Michael R. Brell, CFA, is jointly and primarily responsible for the day-to-day management of the Frost Dividend Value Equity Fund. Mr. Brell joined The Frost National Bank, the parent company of the Adviser, in 2002 and has over 15 years of investment experience. He received a B.A. with honors in international relations and a master's degree in business administration from St. Mary's University.

Ted Harper is jointly and primarily responsible for the day-to-day management of the Frost Dividend Value Equity Fund. Mr. Harper joined The Frost National Bank, the parent company of the Adviser, in 2000 and has over 10 years of investment experience. He received a bachelor's degree in political science and economics from the University of Arizona.

Tom L. Stringfellow, CFA, CPA, is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund, the Frost Dividend Value Equity Fund, the Frost Low Duration Bond Fund, the Frost Total Return Bond Fund, the Frost Municipal Bond Fund and the Frost Low Duration Municipal Bond Fund. Mr. Stringfellow joined The Frost National Bank, the parent company of the Adviser, in 1980 and has over 27 years of investment experience. He received a bachelor's of arts degree in business administration from Southwest Texas State University and a master's degree in economics from St. Mary's University, and also a master's degree in business administration from Texas A&M University.

Jeffery Elswick is jointly and primarily responsible for the day-to-day management of the Frost Low Duration Bond Fund, the Frost Total Return Bond Fund, the Frost Municipal Bond Fund, and the Frost Low Duration Municipal Bond Fund. Mr. Elswick joined The Frost National Bank, the parent company of the Adviser, in 2006 and has over 13 years of investment experience. Prior to joining The Frost National Bank, Mr. Elswick served as a fixed income portfolio manager, analyst and trader at Capital One Financial Corporation from 2000 to 2006. He received a master of science in finance degree and a bachelor's of business administration degree from Texas A&M University.


SUB-ADVISERS


The Sub-Advisers for the Frost International Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost Kempner Treasury and Income Fund, the Frost Luther LKCM Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund are responsible for the day-to-day management of these Funds, subject to the general supervision of the Board and the Adviser and in accordance with the investment objectives, policies and restrictions of the Funds.

      o     FROST INTERNATIONAL EQUITY FUND


Thornburg Investment Management, Inc., a Delaware corporation established in 1982, serves as the sub-adviser to the Frost International Equity Fund. Thornburg's principal place of business is located at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico, 87501-2046. As of December 31, 2007, Thornburg had approximately $53 billion in assets under management. Thornburg is responsible for the day-to-day management of the Frost International Equity Fund's investments.

William Fries, CFA, is jointly and primarily responsible for the day-to-day management of the Frost International Equity Fund. Mr. Fries joined Thornburg in 1995 and has over 39 years of investment experience. He received a BS in Finance from the Pennsylvania State University and an MBA from Temple University.

Lei Wang, CFA, is jointly and primarily responsible for the day-to-day management of the Frost International Equity Fund. Mr. Wang joined Thornburg in 2004 and has over 9 years of investment experience. Prior to joining Thornburg, Mr. Wang served as an associate at Enso Capital from 2002 to 2004 and as an associate at Deutsche Bank Alex Brown Inc. from 2001 to 2002. He received an MA from East China Normal University and an MBA from New York University.

Wendy Trevisani is jointly and primarily responsible for the day-to-day management of the Frost International Equity Fund. Ms. Trevisani joined Thornburg in 1999 and has over 13 years of investment experience. She received a BA from Bucknell University and an MBA from Columbia University.

      o FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND AND FROST KEMPNER TREASURY AND INCOME FUND

Kempner Capital Management, Inc., a Texas corporation established in 1982, serves as the sub-adviser to the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund. KCM's principal place of business is located at 2201 Market Street, 12th Floor, FNB Building Galveston, Texas, 77550-1503. As of December 31, 2007, KCM had approximately $586 million in assets under management. KCM is responsible for the day-to-day management of the Frost Kempner Multi-Cap Deep Value Equity Fund's and the Frost Kempner Treasury and Income Fund's investments.

Harris L. Kempner, Jr. is jointly and primarily responsible for the day-to-day management of the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund. Mr. Kempner has been KCM's President since the firm's inception in 1982. He was President of U.S. National Bancshares and Chief Investment Officer for Frost Bank of Galveston (formerly United States National
Bank) from 1969-1982. He received a BA from Harvard University in 1961 and an MBA from Stanford University in 1963.

R. Patrick Rowles is jointly and primarily responsible for the day-to-day management of the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund. Mr. Rowles joined KCM as Executive Vice President in 1987. He has over 30 years of experience in the investment banking and investment advisory industry and was President of R. Patrick Rowles & Company from 1981-1987. He received a BBA from the University of Texas at Austin in 1961.

M. Shawn Gault is jointly and primarily responsible for the day-to-day management of the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund. Mr. Gault is a Vice President and joined KCM in January 2001. He received an MBA from the University of Houston in 2000.

      o     FROST HOOVER SMALL-MID CAP EQUITY FUND

Hoover Investment Management Co., LLC, a Delaware limited liability company established in 1997, serves as the sub-adviser to the Frost Hoover Small-Mid Cap Equity Fund. Hoover's principal place of business is located at 600 California Street, Suite 550, San Francisco, California, 94108-2704. As of December 31, 2007, Hoover had approximately $1.8 billion in assets under management. Hoover is responsible for the day-to-day management of the Frost Hoover Small-Mid Cap Equity Fund's investments.

Irene G. Hoover, CFA, is primarily responsible for the management of the Frost Hoover Small-Mid Cap Equity Fund. She is the Chief Investment Officer and Senior Portfolio Manager of Hoover Investment Management and has over 30 years of investment experience. Ms. Hoover is the managing member of Hoover Investment Management and has been with the firm since its inception in 1997. Ms. Hoover holds a BA from Stanford University and an MA from Northwestern University.

      o     FROST LKCM MULTI-CAP EQUITY FUND AND FROST LKCM SMALL-MID CAP EQUITY
            FUND

Luther King Capital Management Corporation, a Delaware corporation established in 1979, serves as the sub-adviser to the Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund. Luther King Capital Management's principal place of business is located at 301 Commerce Street, Suite 1600, Fort Worth, Texas, 76102. As of December 31, 2007, LKCM had approximately $7.7 billion in assets under management. LKCM is responsible for the day-to-day management of the Frost LKCM Multi-Cap Equity Fund's and the Frost LKCM Small-Mid Cap Equity Fund's investments.

J. Luther King, Jr. is jointly and primarily responsible for the day-to-day management of the Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund. Mr. King has been President, Principal, and Portfolio Manager of Luther King Capital Management Corporation since 1979.

Steven R. Purvis is jointly and primarily responsible for the day-to-day management of the Frost LKCM Small-Mid Cap Equity Fund. Mr. Purvis has been a Portfolio Manager of Luther King Capital Management Corporation since 1996 and a Principal of the firm since 2003.

Paul W. Greenwell is jointly and primarily responsible for the day-to-day management of the Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund. Mr. Greenwell has been a Portfolio Manager of Luther King Capital Management Corporation since 1983 and a Principal of the firm since 1986.

ADDITIONAL INFORMATION

A discussion regarding the basis for the Board's approval of the investment advisory contract with the Adviser and the sub-advisory contracts between the Adviser and each Sub-Adviser can be found in the Funds' Annual Report to Shareholders dated July 31, 2008.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Funds.

Class A Shares are for individual and retail investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the Fund name.

REGULAR MAIL ADDRESS

Frost Funds
P.O. Box 219009
Kansas City, MO 64121

EXPRESS MAIL ADDRESS

DST Systems
c/o Frost Funds
430 W. 7th Street
Kansas City, MO 64105

BY WIRE


To open an account by wire, call 1-877-71-FROST for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS


UMB Bank, N.A.
ABA # 101000695
Frost Funds
DDA Acct. # 9871063178
Ref: Fund name/account number/account name


BY SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account. Please refer to the application for further details.

MINIMUM INVESTMENTS

You can open an account with a Fund with a minimum initial investment of $2,500 or a minimum initial investment for IRA accounts of $1,500 for Class A Shares. Minimum subsequent investments are required to be at least $500. Systematic planned contributions are required to be at least $100.

HOW TO REDEEM FUND SHARES

BY MAIL

To redeem shares by mail, you may contact the Funds directly at: Frost Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Frost Funds, 430 West 7th Street, Kansas City, MO 64105). Please send a letter to the Funds signed by all registered parties on the account specifying:

      o     The Fund name;

      o     The account number;

      o     The dollar amount or number of shares you wish to redeem;

      o     The account name(s); and

      o     The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.


If you would like to have your sale proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing. The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of the shareholders. Before they grant a redemption request, the Funds may require a shareholder to furnish additional legal documents to ensure proper authorization.


BY TELEPHONE


You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-877-71-FROST to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you or send them to your bank via wire or Automated Clearing House ("ACH").


EXCHANGING SHARES

At no charge, you may exchange Class A Shares of a Fund for Class A Shares of another Fund in the Frost Funds complex by writing to or calling the Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."


TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE


When you buy shares, you pay the "offering price" for the shares. The offering price is the NAV per share plus any sales charge applicable to the purchase. When you sell shares you receive the NAV minus any applicable Contingent Deferred Sales Charges ("CDSC") and redemption fee.

You may buy or sell shares of a Fund on each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). Requests to buy and sell shares of a Fund are processed at the NAV next computed after the Fund receives and accepts your order. The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- each Fund will calculate NAV as of the earlier closing time.

The Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Funds generally value their investment portfolios at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.


BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from a Fund through its transfer agent, you may also buy or sell shares of a Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

PAYMENT OF REDEMPTION PROCEEDS


Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (may be subject to a $15 fee). Each Fund will pay for all shares redeemed within seven days after it receives a redemption request in proper form, meaning that it is complete, contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.). A Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before it grants a redemption request, a Fund may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.


SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES


The offering price of Class A Shares is the NAV next calculated after a Fund receives and accepts your request, plus the front-end sales load. Selling dealers are normally reallowed 100% of the sales charge by SEI Investments Distribution Co. (the "Distributor"). The amount of any front-end sales charge included in your offering price for Class A Shares varies, depending on the amount of your investment.

The following is representative for the Frost Core Growth Equity Fund, the Frost Dividend Value Equity Fund, the Frost LKCM Multi-Cap Equity Fund, the Frost LKCM Small-Mid Cap Equity Fund, the Frost Hoover Small Mid-Cap Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost International Equity
Fund:

                                          YOUR SALES CHARGE
                                           AS A PERCENTAGE    YOUR SALES CHARGE AS
CLASS A SHARES   IF YOUR INVESTMENT IS:   OF OFFERING PRICE       A PERCENTAGE
-----------------------------------------------------------        OF YOUR NET
                                                                   INVESTMENT
----------------------------------------------------------------------------------
                 LESS THAN $50,000              5.75%                 6.10%
                 $50,000 BUT LESS THAN          4.75%                 4.99%
                 $100,000
                 $100,000 BUT LESS THAN         3.75%                 3.90%
                 $250,000
                 $250,000 BUT LESS THAN         2.75%                 2.83%
                 $500,000
                 $500,000 BUT LESS THAN         2.00%                 2.04%
                 $1,000,000
                 $1,000,000 AND OVER*           None                  None

The following is representative for the Frost Total Return Bond Fund and the Frost Municipal Bond Fund:

                                          YOUR SALES CHARGE
                                           AS A PERCENTAGE    YOUR SALES CHARGE AS
CLASS A SHARES   IF YOUR INVESTMENT IS:   OF OFFERING PRICE       A PERCENTAGE
-----------------------------------------------------------        OF YOUR NET
                                                                   INVESTMENT
----------------------------------------------------------------------------------
                 LESS THAN $100,000             4.50%                 4.71%
                 $100,000 BUT LESS THAN         3.75%                 3.90%
                 $250,000
                 $250,000 BUT LESS THAN         2.75%                 2.83%
                 $500,000
                 $500,000 BUT LESS THAN         2.00%                 2.04%
                 $1,000,000
                 $1,000,000 AND OVER*           None                  None

The following is representative for the Frost Low Duration Bond Fund and the Frost Kempner Treasury and Income Fund:

                                          YOUR SALES CHARGE
                                           AS A PERCENTAGE    YOUR SALES CHARGE AS
CLASS A SHARES   IF YOUR INVESTMENT IS:   OF OFFERING PRICE       A PERCENTAGE
-----------------------------------------------------------        OF YOUR NET
                                                                   INVESTMENT
----------------------------------------------------------------------------------
                 LESS THAN $100,000             3.00%                 3.09%
                 $100,000 BUT LESS THAN         2.75%                 2.83%
                 $250,000
                 $250,000 BUT LESS THAN         2.50%                 2.56%
                 $500,000
                 $500,000 BUT LESS THAN         2.00%                 2.04%
                 $1,000,000
                 $1,000,000 AND OVER*           None                  None

The following is representative for the Frost Low Duration Municipal Bond Fund:

                                          YOUR SALES CHARGE
                                           AS A PERCENTAGE    YOUR SALES CHARGE AS
CLASS A SHARES   IF YOUR INVESTMENT IS:   OF OFFERING PRICE       A PERCENTAGE
-----------------------------------------------------------        OF YOUR NET
                                                                   INVESTMENT
----------------------------------------------------------------------------------
                 LESS THAN $100,000             2.75%                 2.83%
                 $100,000 BUT LESS THAN         2.50%                 2.56%
                 $250,000
                 $250,000 BUT LESS THAN         2.25%                 2.30%
                 $500,000
                 $500,000 BUT LESS THAN         2.00%                 2.04%
                 $1,000,000
                 $1,000,000 AND OVER*           None                  None

* IF YOU ARE IN A CATEGORY OF INVESTORS WHO MAY PURCHASE FUND SHARES WITHOUT A FRONT-END SALES CHARGE, YOU WILL BE SUBJECT TO A 1.00% DEFERRED SALES CHARGE IF YOU REDEEM YOUR SHARES WITHIN 12 MONTHS OF PURCHASE.

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. See "Reduced Sales Charges" below.


WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

o     through reinvestment of dividends and distributions;

o through an asset allocation account advised by the Adviser or one of its affiliates;

o by persons repurchasing shares they redeemed within the last 90 days (see "Repurchase of Class A Shares");

o by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 90 days of such redemption, provided that the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

o by employees, and members of their immediate family, of the Adviser and its affiliates;


o     by retirees of the Adviser and its affiliates;

o by employees and retirees of the SEI Investments Global Funds Services (the "Administrator") or the Distributor;


o     by Trustees and officers of The Advisors' Inner Circle Fund II;

o by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Adviser;

o by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

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

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

REDUCED SALES CHARGE - CLASS A SHARES


In addition to the above described reductions in front-end sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, a Fund or its agent may request account statements if it is unable to verify your account information.


RIGHTS OF ACCUMULATION


In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. A Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. If your investment qualifies for a reduced sales load due to accumulation of purchases, you must notify DST Systems, Inc. (the "Transfer Agent") at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding the Fund shares held by you or related accounts at a Fund or at other financial intermediaries in order to verify your eligibility for a breakpoint discount. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The Funds may amend or terminate this right of accumulation at any time.


LETTER OF INTENT


You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Each Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the


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

date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.


You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize a Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Funds' Transfer Agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).


COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE

When calculating the appropriate sales charge rate, a Fund will combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.


PURCHASERS QUALIFYING FOR REDUCTIONS IN FRONT-END SALES CHARGES


Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

INDIVIDUALS
-----------

o an individual, his or her spouse, or children residing in the same household;

o     any trust established exclusively for the benefit of an individual;

TRUSTEES AND FIDUCIARIES
------------------------

o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

OTHER GROUPS
------------

o any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.


Investors or dealers seeking to qualify orders for a reduced front-end sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of a Fund held in all accounts (E.G., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

CONTINGENT DEFERRED SALES CHARGES (CDSC) - CLASS A SHARES

You will not pay a front-end sales charge if you purchase $1,000,000 or more of Class A Shares. However, you may pay a CDSC of 1.00% on any shares you sell within 12 months after your purchase. The CDSC will be based on the lesser of
(1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your redemption request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class A Shares of one Fund for Class A Shares of another Fund.


GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions, including brokerage firms affiliated with the Adviser or the Distributor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

IN-KIND TRANSACTIONS

Under certain conditions and at the Funds' discretion, you may pay for shares of the Funds with securities instead of cash. The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares. The Funds will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your Frost International Equity Fund shares are redeemed for this reason within 30 calendar days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss.

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

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

DISTRIBUTION OF FUND SHARES


The Funds have adopted a distribution plan for Class A Shares that allows the Funds to pay distribution for the sale and distribution of their shares, and for distributor services provided to shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Class A Shares is 0.25%.


SHAREHOLDER SERVICING ARRANGEMENTS


The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Funds generally pay financial intermediaries a fee that is based on the assets of the Funds that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of a Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or their affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.


PAYMENTS TO FINANCIAL INTERMEDIARIES


From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees and/or shareholder servicing payments that are reflected in the fees and expenses listed in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by the U.S. Securities and Exchange Commission ("SEC") and FINRA rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Funds' Statement of Additional Information.


The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of a Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES


The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Funds indirectly invest in foreign securities traded primarily on markets that close prior to the time the Funds determine their NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than Funds investing exclusively in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of their Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.


For more information on how the Funds use fair value pricing, see "Calculating Your Share Price." The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:


o Shareholders are restricted from making more than five "round trips," including exchanges into or out of a Fund, per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

o The Frost International Equity Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 30 calendar days (subject to certain exceptions as discussed in "Redemption Fee").

o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser/Sub-Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.


The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds' market-timing policy; (2) furnish the Funds, upon its request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds' market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons. Please contact your financial intermediary for more information.


REDEMPTION FEE


In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of such trading, the Frost International Equity Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 30 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to the exchange of shares or shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.


The Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) failed verifications; (v) involuntary redemptions; and (vi) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 30 calendar day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, each Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, each Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS


Normally, the Frost Core Growth Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost International Equity Fund, the Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. Normally, the Frost Dividend Value Equity Fund, the Frost Low Duration Bond Fund, the Frost Total Return Fund, the Frost Municipal Bond Fund, the Frost Low Duration Municipal Bond Fund and the Frost Kempner Treasury and Income Fund each distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.


Each Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Funds as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Funds will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-877-71-FROST to find out when a Fund expects to make a distribution to shareholders.


Each sale of shares of a Fund may be a taxable event. A sale may result in a capital gain or loss to you. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

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The gain or loss generally will be treated as short term if you held the shares
12 months or less, long term if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

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                        THE ADVISORS INNER CIRCLE FUND II

                                   FROST FUNDS

INVESTMENT ADVISER


Frost Investment Advisors, LLC
100 West Houston Street, 15th Floor Tower
San Antonio, Texas 78205-1414


SUB-ADVISERS

Thornburg Investment Management, Inc.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico, 87501-2046


Kempner Capital Management, Inc.
2201 Market Street, 12th Floor FNB Building
Galveston, Texas, 77550-1503


Hoover Investment Management Co., LLC
600 California Street, Suite 550
San Francisco, California, 94108-2704


Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, Texas, 76102-4140


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Funds and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Funds' portfolio managers about investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.


TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUNDS DO NOT HAVE A WEBSITE):


BY TELEPHONE:  1-877-71-FROST


BY MAIL:       Frost Funds
               P.O. Box 219009
               Kansas City, MO 64121-9009

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.


                                                                 FIA-PS-002-0100